Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EPB 001 [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

First Community Bank 401(k) Plan

EIN 57-1030051, Plan No. 001

Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

As of December 31, 2025

(a)	(b)	(c)
Identity of party involved	Identity of issuer, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value
Investments:
	American Eupac R6	Mutual Fund	**	$484,651
	Dodge & Cox Income X	Mutual Fund	**	113,038
	Vanguard 500 Index Adm	Mutual Fund	**	4,075,242
	Dodge & Cox Global Bond X	Mutual Fund	**	48,506
	JPMorgan Mid Cap Growth R6	Mutual Fund	**	1,805,650
	Vanguard Mid Cap Index Adm	Mutual Fund	**	2,019,306
	Columbia Dividend Income I3	Mutual Fund	**	1,616,058
	Vanguard Small-Cap Index Adm	Mutual Fund	**	2,699,664
	Vanguard Wellington Admiral	Mutual Fund	**	427,571
	Vanguard Wellesley Income Adm	Mutual Fund	**	131,257
	T. Rowe Price All-Cap Opport I	Mutual Fund	**	9,606,027
	Vanguard Real Estate Index Adm	Mutual Fund	**	165,373
	Vanguard Developed Mkts Index Adm	Mutual Fund	**	197,781
	Vanguard Target Retirement 2020	Mutual Fund	**	140,252
	Vanguard Target Retirement 2025	Mutual Fund	**	3,097,145
	Vanguard Target Retirement 2030	Mutual Fund	**	1,441,155
	Vanguard Target Retirement 2035	Mutual Fund	**	2,725,049
	Vanguard Target Retirement 2040	Mutual Fund	**	1,209,897
	Vanguard Target Retirement 2045	Mutual Fund	**	1,766,874
	Vanguard Target Retirement 2050	Mutual Fund	**	395,227
	Vanguard Target Retirement 2055	Mutual Fund	**	770,497
	Vanguard Target Retirement 2060	Mutual Fund	**	290,521
	Vanguard Target Retirement 2065	Mutual Fund	**	88,677
	Vanguard Target Retirement 2070	Mutual Fund	**	1,203
	Vanguard Total Bond Market Index Adm	Mutual Fund	**	46,866
	T. Rowe Price Int US Sm-Cap Grth Eqty I	Mutual Fund	**	914,497
	Vanguard Target Retirement Income Fund	Mutual Fund	**	334,894
	Federated Hermes Preservation Fund I	Collective Trust Fund	**	566,799
*	First Community Corporation	Unitized Stock Fund	**	4,102,439

Notes Receivable:
*	Notes Receivable from participants	Notes (4.25% - 9.50%), maturing on or before July 1, 2036	-0-	361,437
				$41,643,553

*	Indicates a party in interest
**	Cost information omitted due to participant-directed plan